CONVERTIBLE DEBT AND NOTES PAYABLE - Future payments of principal as of September 30, 2021 (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Future payments of principal
Remaining three months of 2021	$ 70
2022	25,282	$ 246
2023	237	246
2024	113	202
2025	128
Total future payments	$ 25,830	$ 758